Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
AmendmentDescription	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the United States Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.
Document Period End Date	Dec. 31, 2011
Trading Symbol	ABHD
Entity Registrant Name	ABTECH HOLDINGS, INC.
Entity Central Index Key	0001405858
Entity Filer Category	Smaller Reporting Company